Transamerica International Focus VP

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Australia - 2.1%
Northern Star Resources Ltd.	1,127,371	$ 9,095,284

Austria - 2.1%
Erste Group Bank AG	252,025	9,190,465

China - 3.2%
Airtac International Group	230,602	7,414,054
ANTA Sports Products Ltd.	537,800	6,671,407

		14,085,461

Finland - 1.4%
Neste OYJ	136,774	6,235,957

France - 10.7%
LVMH Moet Hennessy Louis Vuitton SE	11,207	7,999,542
Sanofi	124,947	12,774,530
TotalEnergies SE	246,338	12,464,584
Vinci SA	131,700	13,456,132

		46,694,788

Germany - 2.8%
Bayerische Motoren Werke AG	138,108	11,934,951

Ireland - 7.7%
ICON PLC (A)	48,443	11,782,306
Kingspan Group PLC	126,267	12,342,189
Smurfit Kappa Group PLC	212,639	9,444,859

		33,569,354

Israel - 3.7%
Bank Leumi Le-Israel BM	716,464	7,718,252
Nice Ltd., ADR (A) (B)	37,755	8,268,345

		15,986,597

Italy - 4.6%
Amplifon SpA	168,826	7,513,571
Enel SpA	1,258,502	8,402,702
Interpump Group SpA	77,999	3,908,504

		19,824,777

Japan - 17.1%
Asahi Group Holdings Ltd.	122,200	4,450,581
Food & Life Cos. Ltd.	254,100	7,087,359
Haseko Corp.	379,000	4,353,121
ITOCHU Corp.	68,300	2,310,313
Lasertec Corp.	49,500	8,235,018
Nidec Corp.	60,394	4,770,103
Nitori Holdings Co. Ltd.	32,057	4,033,178
Open House Group Co. Ltd.	175,800	7,779,639
Pan Pacific International Holdings Corp.	357,200	5,715,385
Taiyo Yuden Co. Ltd.	217,000	9,714,576
Tokyo Electron Ltd.	31,000	15,920,391

		74,369,664

Netherlands - 1.3%
Euronext NV (C)	63,606	5,778,455

Norway - 6.6%
DnB Bank ASA	533,279	12,056,871
Equinor ASA	443,738	16,567,680

		28,624,551

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea - 2.6%
Samsung Electronics Co. Ltd.	195,377	$ 11,180,051

Singapore - 3.4%
DBS Group Holdings Ltd.	564,600	14,793,764

Spain - 1.9%
Iberdrola SA	746,256	8,156,555

Sweden - 3.4%
Epiroc AB, Class A	106,256	2,272,693
Epiroc AB, Class B	467,671	8,443,530
Thule Group AB (C)	98,833	3,912,382

		14,628,605

Switzerland - 7.7%
Lonza Group AG	15,294	11,082,083
Roche Holding AG	33,615	13,300,168
Swiss Life Holding AG	13,979	8,957,820

		33,340,071

Taiwan - 2.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	101,550	10,587,603

United Kingdom - 12.9%
Ashtead Group PLC	164,842	10,379,177
Beazley PLC	802,185	4,410,797
British American Tobacco PLC	219,895	9,234,971
Diageo PLC	107,003	5,427,677
Legal & General Group PLC	3,282,524	11,637,821
Rio Tinto PLC, ADR (B)	187,451	15,071,060

		56,161,503

Total Common Stocks (Cost $350,259,814)		424,238,456

OTHER INVESTMENT COMPANY - 4.4%
Securities Lending Collateral - 4.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.29% (D)	19,160,429	19,160,429

Total Other Investment Company (Cost $19,160,429)		19,160,429

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 0.00% (D), dated 03/31/2022, to be repurchased at $4,373,324 on 04/01/2022. Collateralized by a U.S. Government Obligation, 1.50%, due 02/15/2025, and with a value of $4,460,826.	$ 4,373,324	4,373,324

Total Repurchase Agreement (Cost $4,373,324)		4,373,324

Total Investments (Cost $373,793,567)		447,772,209
Net Other Assets (Liabilities) - (3.0)%		(13,008,545)

Net Assets - 100.0%		$ 434,763,664

Transamerica Series Trust	Page 1

Transamerica International Focus VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	9.8%	$ 43,759,352
Oil, Gas & Consumable Fuels	7.9	35,268,221
Semiconductors & Semiconductor Equipment	7.7	34,743,012
Pharmaceuticals	5.8	26,074,698
Insurance	5.6	25,006,438
Metals & Mining	5.4	24,166,344
Life Sciences Tools & Services	5.1	22,864,389
Machinery	4.9	22,038,781
Electric Utilities	3.7	16,559,257
Textiles, Apparel & Luxury Goods	3.3	14,670,949
Construction & Engineering	3.0	13,456,132
Trading Companies & Distributors	2.8	12,689,490
Building Products	2.7	12,342,189
Household Durables	2.7	12,132,760
Automobiles	2.7	11,934,951
Technology Hardware, Storage & Peripherals	2.5	11,180,051
Beverages	2.2	9,878,258
Electronic Equipment, Instruments & Components	2.2	9,714,576
Containers & Packaging	2.1	9,444,859
Tobacco	2.1	9,234,971
Software	1.8	8,268,345
Health Care Providers & Services	1.7	7,513,571
Hotels, Restaurants & Leisure	1.6	7,087,359
Capital Markets	1.3	5,778,455
Multiline Retail	1.3	5,715,385
Electrical Equipment	1.1	4,770,103
Specialty Retail	0.9	4,033,178
Leisure Products	0.9	3,912,382

Investments	94.8	424,238,456
Short-Term Investments	5.2	23,533,753

Total Investments	100.0%	$ 447,772,209

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$45,709,314	$378,529,142	$—	$424,238,456
Other Investment Company	19,160,429	—	—	19,160,429
Repurchase Agreement	—	4,373,324	—	4,373,324

Total Investments	$64,869,743	$382,902,466	$—	$447,772,209

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $36,857,933, collateralized by cash collateral of $19,160,429 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $18,942,372. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the total value of 144A securities is $9,690,837, representing 2.2% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at March 31, 2022.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Series Trust	Page 2

Transamerica International Focus VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica International Focus VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 3